UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathan Fischel
Title:	CEO & CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Nathan Fischel, MD, CFA		Los Angeles, CA		November 12, 2010

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:	$44,359
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

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--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------

AETERNA ZENTARIS INC		   COM	   007975204	 1975	  1519390    SH	       Sole		   1519390
ANTHERA PHARMACEUTICALS, INC	   COM	   03674U102	  140	    33333    SH	       Sole		     33333
ARADIGM CORPORATION	           COM	   038505301	   84	   433407    SH	       Sole		    433407
BIOSPECIFICS TECHNOLOGIES CORP	   COM	   090931106	 1976	    73400    SH	       Sole		     73400
BOVIE MEDICAL CORPORATION	   COM	   10211F100	  294	   136023    SH	       Sole		    136023
CALLISTO PHARMACEUTICALS INC	   COM	   1312EM104	   15	    61900    SH	       Sole		     61900
CARDIAC SCIENCE CORPORATION	   COM	   14141A108	  108	    60203    SH	       Sole		     60203
CARDIOME PHARMA CORP	           COM	   14159U202	  395	    64820    SH	       Sole		     64820
CARDIONET INC			   COM	   14159L103	 1341	   297300    SH	       Sole		    297300
CARDIOVASCULAR SYSTEMS INC	   COM	   141619106	  510	    97370    SH	       Sole		     97370
COMBIMATRIX CORPORATION		   *W	   20009T113	    6	    23266    SH	       Sole		     23266
CONCEPTUS INC			   COM	   206016107	  286	    20772    SH	       Sole		     20772
CYTOKINETICS INC		   COM	   23282W100	 5910	  2238753    SH	       Sole		   2238753
DIGIRAD CORP			   COM	   253827109	    8	     3700    SH	       Sole		      3700
GILEAD SCIENCES INC		   COM	   375558103	  796	    22340    SH	       Sole		     22340
GIVEN IMAGING LTD		   COM	   M52020100	 1351	    75053    SH	       Sole		     75053
HANSEN MEDICAL INC	           COM	   411307101	 2247	  1560252    SH	       Sole		   1560252
IDERA PHARMACEUTICALS INC	   COM	   45168K306	   48	    14690    SH	       Sole		     14690
INSULET CORPORATION	           COM	   45784P101	 2343	   165681    SH	       Sole		    165681
INTERMUNE, INC	                   COM	   45884X103	  963	    70701    SH	       Sole		     70701
ISIS PHARMACEUTICALS INC	   COM	   464330109	 4468	   531846    SH	       Sole		    531846
JOHNSON & JOHNSON	           COM	   478160104	  849	    13700    SH	       Sole		     13700
KERYX BIOPHARMACEUTICALS INC	   COM	   492515101	  164	    34000    SH	       Sole		     34000
MAKO SURGICAL CORP	           COM	   560879108	  320	    33448    SH	       Sole		     33448
MAP PHARMACEUTICALS ONC	           COM	   56509R108	  260	    17000    SH	       Sole		     17000
MASIMO CORP	                   COM	   574795100	  874	    32000    SH	       Sole		     32000
MEDIVATION INC			   COM	   58501N101	  473	    36420    SH	       Sole		     36420
NEUROCRINE BIOSCIENCES INC	   COM	   64125C109	  135	    22200    SH	       Sole		     22200
ONCOTHYREON INC	                   COM	   682324108	  499	   142857    SH	       Sole		    142857
PHOTOMEDEX INC			   COM	   719358301	  539	    97589    SH	       Sole		     97589
PLURISTEM THERAPEUTICS		   COM	   72940R102	  333	   223214    SH	       Sole		    223214
POZEN INC			   COM	   73941U102	  625	    88286    SH	       Sole		     88286
PROLOR BIOTECH INC		   COM	   74344F106	  639	   106383    SH	       Sole		    106383
RAPTOR PHARMACEUTICAL CORP	   COM	   75382F106	  192	    65042    SH	       Sole		     65042
RIGEL PHARMACEUTICALS INC	   COM	   766559603	 1547	   184000    SH	       Sole		    184000
SOLIGENIX INC			   COM	   834223109	  172	   953667    SH	       Sole		    953667
SONOSITE INC			   COM	   83568G104	 3511	   104768    SH	       Sole		    104768
STEREOTAXIS INC			   COM	   85916J102	  620	   149800    SH	       Sole		    149800
TARGACEPT INC			   COM	   87611R306	 1596	    71421    SH	       Sole		     71421
THERAGENICS CORP		   COM	   883375107	  230	   181151    SH	       Sole		    181151
TRANS1 INC			   COM	   89385X105	 1725	   698426    SH	       Sole		    698426
VICAL INC			   COM	   925602104	 1338	   600000    SH	       Sole		    600000
ZYMOGENETICS INC		   COM	   98985T109	 2454	   251738    SH	       Sole		    251738




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